Schedule of Investments (unaudited)
August 31, 2026
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
Lockheed Martin Corp.	101,311	$ 56,858,773
RTX Corp.	191,880	39,859,232
		96,718,005
Automobile Components — 0.6%
BorgWarner, Inc.	394,901	25,336,848
Automobiles — 1.1%
Tesla, Inc.(a)	125,093	46,027,969
Banks — 4.4%
Bank of America Corp.	935,056	57,917,369
JPMorgan Chase & Co.	216,410	77,046,288
Wells Fargo & Co.	526,057	45,446,064
		180,409,721
Biotechnology — 3.3%
AbbVie, Inc.	97,150	24,911,203
Gilead Sciences, Inc.	198,360	29,028,002
Natera, Inc.(a)	55,574	17,892,605
Regeneron Pharmaceuticals, Inc.	41,690	33,313,645
Vertex Pharmaceuticals, Inc.(a)	50,924	27,729,137
		132,874,592
Broadline Retail — 3.9%
Amazon.com, Inc.(a)	610,863	158,683,881
Building Products — 0.8%
Trane Technologies PLC	74,075	32,918,930
Capital Markets — 4.7%
Charles Schwab Corp. (The)	168,270	18,479,411
CME Group, Inc., Class A	75,962	21,687,151
Goldman Sachs Group, Inc. (The)	51,146	52,470,681
Intercontinental Exchange, Inc.	261,171	41,970,180
Morgan Stanley	276,518	58,986,820
		193,594,243
Commercial Services & Supplies — 0.5%
Cintas Corp.	92,711	18,708,153
Communications Equipment — 1.4%
Cisco Systems, Inc.	341,883	37,774,653
Lumentum Holdings, Inc.(a)	21,639	19,794,491
		57,569,144
Construction & Engineering — 0.5%
MasTec, Inc.(a)	82,496	19,780,891
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	84,609	79,861,589
Containers & Packaging — 0.6%
International Paper Co.	693,969	26,322,244
Diversified Telecommunication Services — 1.4%
Comcast Corp., Class A	1,292,478	34,405,765
Space Exploration Technologies Corp., Class A(a)	169,296	24,326,142
		58,731,907
Electric Utilities — 0.4%
Portland General Electric Co.	316,017	15,440,591
Electrical Equipment — 0.8%
AMETEK, Inc.	127,698	30,030,739
Innio NV(a)	87,231	1,762,066
		31,792,805
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	124,152	19,684,300
Security	Shares	Value
Entertainment — 0.7%
Netflix, Inc.(a)	333,362	$ 27,018,990
Financial Services — 2.6%
Berkshire Hathaway, Inc., Class B(a)	125,879	63,446,793
Visa, Inc., Class A	117,736	44,665,506
		108,112,299
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	484,476	53,466,771
Boston Scientific Corp.(a)	770,437	37,212,107
		90,678,878
Health Care Providers & Services — 1.9%
Cardinal Health, Inc.	151,818	35,619,539
UnitedHealth Group, Inc.	109,182	42,516,563
		78,136,102
Health Care REITs — 1.2%
Healthpeak Properties, Inc.	2,382,254	49,598,528
Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	51	563
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.	185,929	37,016,604
Chipotle Mexican Grill, Inc.(a)	411,356	15,643,869
		52,660,473
Household Durables — 1.0%
Toll Brothers, Inc.	276,112	39,608,266
Household Products — 1.4%
Procter & Gamble Co. (The)	394,110	57,193,243
Industrial Conglomerates — 1.2%
3M Co.	290,646	49,941,702
Insurance — 0.6%
Travelers Cos., Inc. (The)	64,349	23,547,230
Interactive Media & Services — 7.7%
Alphabet, Inc., Class A	391,022	132,693,316
Alphabet, Inc., Class C, NVS	296,720	99,522,855
Meta Platforms, Inc., Class A	142,320	81,455,429
		313,671,600
IT Services — 0.0%
Quantinuum, Inc., Class A(a)(b)	19,447	974,295
Machinery — 2.7%
Caterpillar, Inc.	50,416	40,205,247
Mueller Industries, Inc.	239,443	14,943,638
Parker-Hannifin Corp.	56,620	55,455,893
		110,604,778
Metals & Mining — 1.1%
Alcoa Corp.	306,494	15,309,375
Freeport-McMoRan, Inc.	409,958	31,050,219
		46,359,594
Oil, Gas & Consumable Fuels — 4.0%
Chevron Corp.	350,296	72,210,017
ExxonMobil Holdings Corp.	267,129	42,994,413
Phillips 66	186,807	46,062,870
		161,267,300
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	322,065	21,517,163
Eli Lilly & Co.	39,662	45,878,225
Pfizer, Inc.	1,517,402	43,185,261
		110,580,649

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 16.5%
Advanced Micro Devices, Inc.(a)	117,927	$ 55,510,597
Applied Materials, Inc.	69,338	31,783,846
Broadcom, Inc.	281,409	104,217,009
Intel Corp.(a)	346,581	31,022,465
KLA Corp.	71,748	12,588,187
Lam Research Corp.	109,099	32,892,258
Marvell Technology, Inc.	65,421	13,847,009
Micron Technology, Inc.	67,446	64,662,504
NVIDIA Corp.	1,387,368	306,303,107
QUALCOMM, Inc.	115,807	19,742,777
		672,569,759
Software — 9.6%
Atlassian Corp., Class A(a)	90,278	17,529,279
Check Point Software Technologies Ltd.(a)	124,815	17,338,052
Elastic NV(a)	216,008	21,071,581
Fortinet, Inc.(a)	170,873	29,207,322
Microsoft Corp.	417,394	211,739,802
Oracle Corp.	217,828	32,482,511
Palantir Technologies, Inc., Class A(a)	152,927	28,502,534
ServiceNow, Inc.(a)	225,173	33,323,352
		391,194,433
Specialty Retail — 1.8%
Lithia Motors, Inc., Class A	72,179	26,512,790
TJX Cos., Inc. (The)	344,491	46,130,790
		72,643,580
Technology Hardware, Storage & Peripherals — 8.3%
Apple Inc.	876,888	277,841,963
Dell Technologies, Inc., Class C	40,779	18,595,632
Sandisk Corp.(a)	12,354	19,355,012
Western Digital Corp.	48,526	21,863,389
		337,655,996
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	188,039	33,929,757
Total Common Stocks — 98.6% (Cost: $2,366,781,257)		4,022,403,828
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.3%
Software — 0.3%
Anthropic PBC, Series H, (Acquired 05/28/26, cost $9,376,442)(a)(c)(d)	15,919	$ 12,405,836
Total Preferred Securities — 0.3% (Cost: $9,376,442)		12,405,836
Total Long-Term Investments — 98.9% (Cost: $2,376,157,699)		4,034,809,664
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	981,453	981,747
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(e)(f)	40,788,125	40,788,125
Total Short-Term Securities — 1.0% (Cost: $41,769,969)		41,769,872
Total Investments — 99.9% (Cost: $2,417,927,668)		4,076,579,536
Other Assets Less Liabilities — 0.1%		4,058,892
Net Assets — 100.0%		$ 4,080,638,428

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $12,405,836, representing 0.3% of its net assets as of period end, and an original cost of $9,376,442.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,736,701	$ —	$ (759,004)(a)	$ 4,147	$ (97)	$ 981,747	981,453	$ 32,989 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	27,532,454	13,255,671 (a)	—	—	—	40,788,125	40,788,125	339,170	—
				$ 4,147	$ (97)	$ 41,769,872		$ 372,159	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Advantage Large Cap Core Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	123	09/18/26	$ 47,349	$ 1,471,521
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 4,022,403,828	$ —	$ —	$ 4,022,403,828
Preferred Securities	—	—	12,405,836	12,405,836
Short-Term Securities
Money Market Funds	41,769,872	—	—	41,769,872
	$ 4,064,173,700	$ —	$ 12,405,836	$ 4,076,579,536
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,471,521	$ —	$ —	$ 1,471,521

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust